Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income	Diluted EPS (4)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$10,861,201	$4,422,946	$979,271	$(33,768)	$262.61	$160.79	$85,983,000	$3.23
2021	4,690,660	10,294,090	1,023,185	2,586,673	351.63	191.16	47,524,000	1.84
2020	3,914,056	5,093,755	905,150	1,331,479	125.82	108.15	21,677,000	.90

Named Executive Officers, Footnote [Text Block]

(1)	In each year identified, our PEO was Mr. Bradley. For the fiscal year ended December 31, 2022, our non-PEO NEOs were Mr. Lavin, Mr. Bharwani, Ms. Robinson, Ms. Straten, and Mr. Fritz. For the fiscal years ended December 31, 2020 and 2021, our non-PEO NEOs were Mr. Fritz, Mr. Lavin, Ms. Robinson, and Ms. Straten.

Peer Group Issuers, Footnote [Text Block]

(3)	Total Shareholder Return assumes $100 was invested in our common stock and in a peer group on December 31, 2019 and assumes the reinvestment of dividends and is cumulative for the measurement periods beginning on that date and ending on the last fiscal day in 2022, 2021, and 2020, respectively. The peer group is represented by the Nasdaq OMX Financial Services Index.

(4)	In the Company’s assessment as required by Item 402(v), Diluted EPS is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company for the most recently completed fiscal year to link CAP to performance.

PEO Total Compensation Amount	$ 10,861,201	$ 4,690,660	$ 3,914,056
PEO Actually Paid Compensation Amount	$ 4,422,946	10,294,090	5,093,755
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The table below describes adjustments made to the calculation of CAP in accordance with Item 402(v) of Regulation S-K, to the amounts previously reported in the SCT. The adjustments are as follows:

	PEO	PEO	PEO	Average for Non-PEO NEOs	Average for Non-PEO NEOs	Average for Non-PEO NEOs
Fiscal Year	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$10,861,201	$4,690,660	$3,914,056	$979,271	$1,023,185	$905,150
Deduction Amounts Reported under the “Option Awards” in the SCT	(5,885,850)	(795,300)	(318,696)	(268,920)	(198,825)	(132,790)
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(1,280,850)	1,836,900	357,120	(70,578)	459,225	148,800
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	2,212,695	4,467,225	1,170,000	(798,133)	1,273,656	417,500
Add, for awards that are granted and vest in the same year, the fair value as of the vesting date	–	–	–	–	–	–
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	451,695	94,605	(28,725)	124,592	29,431	(7,181)
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	(1,935,945)	–	–	–	–	–
Compensation Actually Paid	$4,422,946	$10,294,090	$5,093,755	$(33,768)	$2,586,673	$1,331,479

Non-PEO NEO Average Total Compensation Amount	$ 979,271	1,023,185	905,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ (33,768)	2,586,673	1,331,479
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return (Company and Peer Group)

The graph below shows the relationship between (A) (i) the CAP to our PEO and the average CAP to the non-PEO NEOs, and (ii) the Company’s total shareholder returns, and (B) the Company’s total shareholder return versus the peer group’s total shareholder returns across the last three completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Net Income

The graph below shows the relationship between (i) the CAP to our PEO and the average CAP to the non-PEO NEOs, and (ii) the Company’s net income during the last three completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid and Diluted EPS The graph below shows the relationship between (i) the CAP to our PEO and the average CAP to the non-PEO NEOs, and (ii) the Diluted EPS.
Tabular List [Table Text Block]

Financial Performance Measures

In accordance with Item 402(v) of Regulation S-K below is an unranked list of financial performance measures which in our assessment represents the most important financial measures used by the Company to link CAP to the PEO and non-PEO NEOs for the most recently completed fiscal year.

Total Shareholder Return Amount	$ 262.61	351.63	125.82
Peer Group Total Shareholder Return Amount	160.79	191.16	108.15
Net Income (Loss) Attributable to Parent	$ 85,983,000	$ 47,524,000	$ 21,677,000
Company Selected Measure Amount | $ / shares	3.23	1.84	0.90
PEO Name	Mr. Bradley
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Interest Margin
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,885,850)	$ (795,300)	$ (318,696)
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,280,850)	1,836,900	357,120
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,212,695	4,467,225	1,170,000
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	451,695	94,605	(28,725)
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,935,945)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(268,920)	(198,825)	(132,790)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,578)	459,225	148,800
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(798,133)	1,273,656	417,500
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	124,592	29,431	$ (7,181)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount